Stockholders' Equity (Details) - Schedule of stock option activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options, Weighted Average Exercise Price
Stock Options, Total Outstanding (in Shares)	252,994	317,857
Stock Options, Number Exercisable (in Shares)	195,192	194,853
6.00 To 60.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options, Grant Price, Minimum	$ 6	$ 6
Stock Options, Grant Price, Maximum	60.6	60.6
Stock Options, Weighted Average Exercise Price	$ 35.9	$ 34.32
Stock Options, Total Outstanding (in Shares)	220,259	268,357
Stock Options, Number Exercisable (in Shares)	146,796	147,218
Stock Options, Weighted Average Remaining Contractual Term	6 years 6 months 29 days	7 years 2 months 12 days
63.00 To 138.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options, Grant Price, Minimum	$ 63	$ 63
Stock Options, Grant Price, Maximum	138	138
Stock Options, Weighted Average Exercise Price	$ 83.16	$ 78.22
Stock Options, Total Outstanding (in Shares)	21,301	38,066
Stock Options, Number Exercisable (in Shares)	36,962	36,201
Stock Options, Weighted Average Remaining Contractual Term	4 years 25 days	5 years 3 days
159.00 To 181.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options, Grant Price, Minimum	$ 159
Stock Options, Grant Price, Maximum	181.2
Stock Options, Weighted Average Exercise Price	$ 172.14
Stock Options, Total Outstanding (in Shares)	11,434
Stock Options, Number Exercisable (in Shares)	11,434
Stock Options, Weighted Average Remaining Contractual Term	4 years 10 months 2 days